General and administrative expenses (Details) - Selling, general and administrative expense [member] - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Personnel expenses		R$ (32,400)	R$ (31,317)	R$ (28,245)
Compensation, Payroll charges, Welfare benefits, Provision for labor claims, Dismissals, Training and Other	[1]	(25,389)	(24,558)	(22,273)
Employees’ profit sharing and Share-based payment		(7,011)	(6,759)	(5,972)
Administrative expenses		(18,523)	(17,825)	(16,080)
Third-Party and Financial System Services, Security, Transportation and Travel expenses		(7,851)	(7,873)	(7,335)
Data processing and telecommunications		(5,027)	(4,359)	(3,953)
Installations and Materials		(2,243)	(2,201)	(2,142)
Advertising, promotions and publicity		(1,996)	(2,003)	(1,389)
Other		(1,406)	(1,389)	(1,261)
Depreciation and amortization		(6,529)	(5,750)	(5,548)
Other expenses		(18,307)	(14,038)	(12,676)
Selling - credit cards		6,114	6,183	5,292
Claims losses		(1,007)	(1,143)	(1,038)
Selling of non-financial products		(641)	(365)
Loss on sale of other assets, fixed assets and investments in associates and joint ventures		(1,595)	(133)	(119)
Provision for lawsuits civil		(1,679)	(1,072)	(1,041)
Provision for tax and social security lawsuits		726	553	(317)
Refund of interbank costs		(409)	(354)	(352)
Impairment		(338)	(16)	(440)
Other		(5,798)	(4,219)	(4,711)
Total		R$ (75,759)	R$ (68,930)	R$ (62,549)

[1]	At 12/31/2022, includes the effects of the Voluntary Severance Program.